ACQUISITION AND BUSINESS COMBINATION (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended
	Jan. 08, 2019	Aug. 13, 2018	Jan. 08, 2019
Salva Rx [Member]
IfrsStatementLineItems [Line Items]
Business combination acquisition percentage		100.00%
Cash consideration from issuance of shares	$ 92,600
Market price of per share	$ 11.50		$ 11.50
Acquisition of shares, description		In connection with the SalvaRx Acquisition, the Company acquired SalvaRx's five invested entities and subsidiaries: iOx and Saugatuck (consolidated subsidiary with non-controlling interest), Intensity (investment in private company) (see Note 9, “Investments in Private Companies”), Nekonal (joint venture with no fair value due to a dispute with Nekonal, see below), and Rift (no fair value as operations are discontinued). In connection with the SalvaRx Acquisition, the Company also acquired an option from Nekonal SARL that gives SalvaRx the right to acquire shares in Nekonal for €50 ($55 USD) per share for four years. On January 8, 2019, the acquisition date, the fair value of option was determined to be $0 due to a dispute with Nekonal.
SalvaRx Group plc. [Member]
IfrsStatementLineItems [Line Items]
Business combination acquisition percentage	100.00%		100.00%
Exchange of common stock			8,050,701